Property, plant and equipment (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,441,021	$ 1,098,749
Net Book Value					$ 15,950,352		$ 16,737,595	$ 16,971,000
Lorain Ohio facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value					$ 803,000		$ 783,000			$ 2,701,000
Lorain Ohio facility [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value				$ 40,300		$ 41,500			$ 130,700
Electric arc furnace and auxiliar facilities expenses			$ 158,800
Labor and capitalized indirect expenses			$ 45,400